Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	Antelope Enterprise Holdings Ltd
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001470683
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2